BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Stockholders' Equity (Deficiency):
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, Authorized	5,000,000	5,000,000
Preferred stock, Issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized	500,000,000	500,000,000
Common stock, Issued	10,000,000	10,000,000
Common stock, outstanding	10,000,000	10,000,000